Transfers of financial assets and servicing assets - Changes in MSRs measured using the fair value method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transfers and Servicing of Financial Assets
Fair value at beginning of period	$ 118,395	$ 150,906
Additions	13,391	9,544
Changes due to payments of loans	(15,383)	(11,692)
Reduction due to loan repurchases	(1,233)	(11,060)
Changes in fair value due to changes in valuation model inputs or assumptions	6,410	(19,327)
Other disposals	(10)	24
Fair value at end of period	$ 121,570	$ 118,395